Commitment and contingencies	12 Months Ended
Dec. 31, 2021
Commitment and contingencies.
Commitment and contingencies

20.         Commitment and contingencies

Commitment

Guarantor — In 2014 and 2013, GACN issued long-term debt securities for the amount of Ps. 3,000,000 and Ps. 1,500,000 with terms of 7 and 10 years, respectively, under the 2011 program. The Ps.3,000,000 issue was fully repaid in April 2021. The debt-securities are guaranteed by nine of its airports, whom together with GACN, must meet a minimum guarantee of 80% of consolidated earnings before interest (expense) income, taxes and depreciation and amortization (EBITDA).

In April 2021, GACN issued long-term debt securities for Ps.1,000,000 and Ps.2,500,000 for 5 and 7 years, respectively, under a new program registered in 2021. The issues are guaranteed by the Monterrey Airport, Chihuahua Airport and Culiacán Airport, which, together with the issuer, must meet a minimum guarantee of 80% of consolidated EBITDA.

In December 2021, GACN incurred in short-term debt, through a promissory note, with HSBC Mexico, S.A. for Ps.900,000. Aeropuerto de Monterrey, Aeropuerto de Chihuahua and Aeropuerto de Culiacán are guarantors of this instrument.

Contingencies

I.Property Tax

In the past, various municipalities initiated certain administrative enforcement procedures against the Company for tax credits for property taxes on the real estate where the airports of said cities are located. The airports have filed nullity claims against said procedures, which are pending of resolution.

Acapulco Airport:

a)

In February 2019, the Municipal Inspection Directorate notified the Acapulco Airport, S.A. de C.V. (“Acapulco Airport”) in a letter addressed to the Mexican Airport and Auxiliary Services Agency (“ASA”) requiring proof of payment of Ps.27,012 (period from the first quarter of 1996 to the first quarter of 2019) for property tax. In response to the request, the Acapulco Airport presented clarifying briefs to the authority informing that it was not properly addressed to ASA.

In May 2019, the Secretariat of Administration and Finance announced the agreement of the explanatory documents presented by the Acapulco Airport and noted that, having acquired the airport concession, the Acapulco Airport considered itself jointly and severally liable with respect to the tax credit required from ASA, so it was appropriate to require payment of the debt. A nullity claim was filed against this resolution and the Secretary of Infrastructure, Communications and Transportation (SCT) was also called to trial as an interested third party.

b)

In May 2019, the Municipal Inspection Directorate presented a notification at the Acapulco Airport's legal domicile, that directly attributed the tax credit indicated in subsection A) above to the Acapulco Airport and required payment of Ps. 27,012 (period from the 1st two-month period of 1996 to the 1st two-month period of 2019) for property tax. A claim for annulment was filed against this resolution and the SCT was also called to trial as an interested third party.

As of the date of these consolidated financial statements, the contingencies remain due to the fact that the lawsuits are still in effect, since the judgment on the merits to resolve these cases is still pending. However, in the event that the resolution of the trial is not favorable to the Acapulco Airport, it is considered that the economic repercussion of the trial would be borne by the Federal Government, by virtue of the foregoing and given that the Acapulco Airport estimates an unfavorable resolution to be unlikely, it has not recorded any provision in relation to these lawsuits.

Culiacán Airport:

In November 2018, the Revenue Department of the Municipal Treasury of Culiacán in the State of Sinaloa notified a resolution that determined Aeropuerto de Culiacán, S.A. de C.V. (“Culiacán Airport”) a tax credit in the amount of Ps. 5,764 for urban property tax for the periods from the 4th quarter of 2013 to the 3rd quarter of 2018.

A claim for annulment was filed against this resolution and the SCT was also called to trial as an interested third party.

As of the date of these consolidated financial statements, the contingencies remain due to the fact that the lawsuit is still in force, since the judgment on the merits to resolve these cases is still pending.

However, in case the resolution of the trial is not favorable for the Culiacán Airport, it is estimated that the economic repercussion of the trial would be borne by the Federal Government, due to the above and given that the Culiacán Airport considers it unlikely to obtain an unfavorable resolution, has not recorded any provision in relation to these demands.

II. Amparo Trial related to the municipal licenses:

Chihuahua Airport.

In September 2019, the municipal authority of Chihuahua carried out verification visits at the commercial premises located at the Chihuahua Airport to request municipal operating licenses, likewise requiring the Chihuahua Airport to present its construction license.

A request for amparo was filed against such requirements by the Chihuahua Airport, challenging the visit order and the unconstitutionality of the municipal regulations applied. The court issued a ruling in favor of the Chihuahua airport, indicating that the commercial spaces of the Chihuahua airport are under federal not municipal jurisdiction.

The municipal authority challenged the judgment and as of the date of the financial statements, the resolution has not been issued in that instance, so the judgment continues in force since the judgment on the merits has not caused status.

III.	Conflict related with ownership of certain lands

Ciudad Juárez Airport

On November 15, 1995, parties purporting to be former owners of land comprising a portion of the Ciudad Juárez airport initiated legal proceedings against the Aeropuerto de Ciudad Juárez, S.A. de C.V. (“Ciudad Juárez Airport”) to reclaim the land (240 hectares), alleging that it was improperly transferred to the Mexican government. As an alternative to recovery of this land, the claimants also sought monetary damages of U.S.$120.0 million.

Within the trial, the Company challenged the claims of the claimant based on the legitimacy of the possession derived from the Concession Agreement granted by the Ministry of Infrastructure, Communications and Transportation. The Ministry of Infrastructure, Communications and Transportation was called to trial in defense of the interests of the Mexican government.

On July 8, 2016, the local court in Ciudad Juárez ruled that the claims against the Ciudad Juárez airport are inadmissible, and on October 21, 2017, the claimants filed an appeal before the Appellate Court in Chihuahua against the court’s determination. On July 31, 2017, the First Civil Court overturned the lower court’s decision and ruled in favor of the plaintiffs, requiring the Mexican government to pay restitution to the plaintiffs for their loss of property and in accordance with the lawsuit.

The Mexican government filed a direct claim to appeal the decision, and on May 3, 2018, a favorable decision was issued, revoking the appealed decision, pursuant to which the claimant must return the title and payments claimed. The decision of the amparo trial was also favorable to the Ciudad Juárez airport as co-defendant.

On May 25, 2018, the First Civil Chamber in Chihuahua issued, in compliance with the execution of the amparo decision, a new decision absolving the defendants of the payments claimed.

This decision was appealed by the claimant in a direct amparo trial, requesting the Supreme Court of Justice of the Nation (“SCJN”) to resolve the matter definitively by exercising its authority to assert jurisdiction. However, the SCJN resolved not to exercise the power of attraction to hear the matter and ordered the return to the Collegiate Court for the resolution of the amparo trial.

On January 2, 2020, the First Collegiate Circuit Court in Chihuahua issued the judgment in the amparo trial promoted by the plaintiff and denied the amparo requested by the plaintiff. Against the sentence, the plaintiff filed the appeal for review and the Collegiate Court ordered the file to be forwarded to the SCJN for resolution of the appeal.

The session of the appeal for review before the SCJN was held on November 24, 2021, resolving the appeal to the effect that the First Collegiate Circuit Court in Chihuahua proceeds again to the analysis of the concepts of violation of the direct constitutional relief filed by the Creel estate. The resolution by the First Collegiate Circuit Court in Chihuahua is pending.

As of the date of the consolidated financial statements, the contingencies are maintained since there is still no decision to resolve the trial. However, in the event that the judgment is not favorable to the Ciudad Juarez Airport, the economic impact of the trial will be borne by the Mexican government, as established in the concession title. The Ciudad Juárez Airport has not recorded any provision in connection to these claims given that it does not expect an economic impact, even in case of an unfavorable resolution.

Durango Airport

On March 5, 2020, the Company was notified of the lawsuit filed against Aeropuerto de Durango, S.A. de C.V. (“Aeropuerto de Durango“), the Ministry of Infrastructure, Communications and Transportation, the Government of the State of Durango and the Ministry of Agrarian, Territorial and Urban Development. The plaintiff sued for the nullity of the expropriation decree dated September 8, 1975, which affected an area of 40 hectares of the Durango Airport and claims the payment of compensation for the affected area, as well as the payment of damages for the undue use of the property.

The trial hearing was held with the appearance of the parties and the evidentiary stage of the trial is pending. As of the date of the financial statements, the contingency is still in effect because the trial is still pending the judgment on the merits of the case. In the event that the resolution of the lawsuit is not favorable to Durango Airport, it is considered that the economic impact of the lawsuit will be borne by the Federal Government, as established in the concession title. Durango Airport has not recorded any provision in connection with this lawsuit.

Reynosa Airport

On October 16, 2020, the Company was notified of the lawsuit filed against the AFAC, in which Aeropuerto de Reynosa, S.A. de C.V. (“Aeropuerto de Reynosa“) was called as Interested Third Party. The nullity of the administrative resolution dated February 7, 2020, issued by the AFAC in the Appeal for Review filed by the plaintiff is demanded in order for the AFAC to study the plaintiff’s petition and recognize that the legal requirements for the reversion of the expropriation of 2.6 hectares included in the expropriation decrees of 1970 and 1971 have been met.

Reynosa Airport appeared in the lawsuit and is awaiting the conclusion of the pleadings stage of the proceeding. The lawsuit does not include a financial claim; however, the contingency is maintained until the final judgment in the annulment lawsuit is issued and the challenged resolution is confirmed or, if applicable, a judgment is issued, the effects of which must be complied with by the AFAC.

IV.	Conflict related to the purchase-sale of land

Monterrey Airport

On May 14, 2015, Banco Mercantil del Norte, S.A. (“Banorte”), acting as trustee of a certain trust, filed a civil lawsuit against the Monterrey airport in connection with the ownership of 240 hectares of land previously acquired (the “Land”) by the Monterrey airport, which book value in our financial statements as of December 31, 2021 amounted to Ps. 266,850.

By means of the lawsuit, Banorte filed an action to recover possession and requested a declaratory judgment saying that Banorte has a better right than the Monterrey airport to possess the Land and that the Land should be restituted to Banorte, and that the Monterry airpot should pay costs and expenses. Monterrey airport appeared on trial and requested that the company DIAV, S.A. de C.V., (“DIAV”) appear as a defendant in its capacity as seller of the Land. On August 8, 2018, the court found that the plaintiff’s claims were inadmissible due to lack of evidence (the “First Instance Judgment”), and the plaintiff appealed the decision.

The Second Chamber of the Superior Court of Justice of the State of Nuevo Leon heard the appeals against the First Instance Judgment and on July 25, 2019 issued a second instance judgment (“First Second Instance Judgment”) against the Monterrey airport, finding that Banorte had a better right to possess the Land, and ordering the Monterrey airport to return the Land to Banorte.

Both Monterrey airport and DIAV filed injunctions (amparo) against the First Second Instance Judgment in August 2019, which were referred to the Second Collegiate Court in Civil Matters of the Fourth Circuit (the “Collegiate Court”). On August 6, 2021, the Collegiate Court granted the amparo relief to the Monterrey airport leaving without effect the First Second Instance Judgment and ordering a new one that considered, among other matters, that the evidence provided by Banorte was insufficient to prove its claims. In compliance with the amparo ruling, on August 25, 2021, the Eighth Civil Chamber vacated the First Second Instance Judgment. On September 13, 2021, the Eighth Civil Chamber issued a new second instance judgment (the “Second Instance Judgment”) by virtue of which it confirmed the First Instance Judgment, releasing the Monterrey airport of all claims.

Dissatisfied with the Second Instance Judgments, all the parties to the litigation filed amparo reliefs (including the Monterrey airport with respect to, among other issues, the refusal of the Eighth Civil Court to grant the payment of legal fees and expenses claimed by the Monterrey airport), which were referred to the same Collegiate Court and are currently pending to be resolved.

We believe that in the event of a resolution adverse to the airport’s interests, DIAV as the seller of the Land should be liable for any economic losses resulting thereof; nonetheless, we cannot predict whether we may prevail in a legal action against DIAV. Although Monterrey airport cannot definitively foresee the outcome of this litigation, to date it has not recorded any provision in relation to the contingency, since it considers its position in the litigation to be solid.

V.	Penalties (Federal Consumer Protection Agency)

Acapulco Airport

On November 11, 2021, inspectors of the Federal Consumer Protection Agency (“Profeco”) went to Acapulco Airport to request the presentation of documents related to the models or prototypes authorized in accordance with the Mexican Official Standard (NOM) and the calibration of the measuring devices (scales and parking clocks) in accordance with the list of measuring instruments (initial, periodic, or extraordinary mandatory verification). The Acapulco Airport appeared before Profeco to exhibit the requested documentation and disprove the existence of non-compliances.

On November 22, 2021, Profeco notified the summons to the administrative proceeding for violations to the Law and the Airport timely appeared in the proceeding.

On January 10, 2022, Profeco was notified of the resolution issued within the administrative procedure for violations to the Law, by which it determined the application of 38 fines to the Acapulco Airport for non-compliance with the NOM applicable to the time and weight measuring devices operated by the Airport, the total amount of the fines is Ps.14,554. The resolution was challenged by the Airport on January 31, 2022, through an appeal for review and is pending resolution.

As of December 31, 2021, Acapulco Airport has not recorded a provision as it considers the fines determined by Profeco to be inappropriate.

VI.	Tax on Assets

Pursuant to the provisions of the Third Transitory Article of the Single Rate Business Tax Law, Aeropuerto de Monterrey, S.A. de C.V. (the “Airport”) on December 20, 2019, and December 16, 2020, respectively, requested a refund of the tax on asset it had paid in prior years.

With respect to the 2018 and 2019 fiscal years the Airport requested the refund of the amounts of Ps.10,220 and Ps.10,624, respectively, which were denied by the tax authority.

On September 16, 2020, the Airport challenged the denial of the refund requested with respect to the 2018 fiscal year, which was resolved in favor of the Airport’s interests by the Federal Court of Administrative Justice.

On April 27, 2021, the Airport challenged the denial of the refund requested with respect to fiscal year 2019, which was also resolved favorably to the Airport’s interests by the Federal Court of Administrative Justice.

Currently, both lawsuits are pending final resolution since on June 30 and December 1, 2021, respectively, the tax authority filed appeals for review against the favorable resolutions issued by the Federal Court of Administrative Justice.

Aeropuerto de Monterrey, S.A. de C.V. maintains an asset in the amount of Ps. 28,619, in relation to amounts paid for tax on asset and corresponding to refunds for fiscal years 2018, 2019 and 2020. Since the Airport estimates that an unfavorable resolution is unlikely, it has not recorded any provision in relation to the recoverable amount of asset tax.